SCHWAB ANNUITY PORTFOLIOS

Schwab® S&P 500 Index Portfolio

Supplement dated November 21, 2014, to the Prospectus and

Statement of Additional Information (“SAI”), both dated April 30, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 21, 2014, Ron Toll will no longer serve as a portfolio manager for the portfolio. Therefore all references to Ron Toll in the portfolio’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG83818-00 (11/14) © 2014 All Rights Reserved

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